CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (258,176)	$ (224,465)	$ (306,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	0	0
Inventory write-off	29,493	0	0
Stock issued for service	0	33,600	75,000
Changes in assets and liabilities:
Accounts receivable	(984)	(18)	24
Deposit	(1,130)	1,568	12,182
Prepayment	(514)	0	0
Inventory	(42,751)	(152)	11,509
Accounts payable	1,305	(20)	(21,071)
Accrued liabilities and other payables	6,937	34,879	20,437
Due to related parties	151,874	124,536	141,411
NET CASH USED IN OPERATING ACTIVITIES	(113,946)	(30,072)	(66,848)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	300,000	201,000	209,920
Repayments to related parties	(153,510)	(108,554)	(102,080)
Advances from related parties	0	2,000	14,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	146,490	94,446	121,840
Effect of exchange rate changes on cash and cash equivalents	0	0	0
NET INCREASE IN CASH	32,544	64,374	54,992
Cash and cash equivalents at beginning of year	121,809	57,435	2,443
Cash and cash equivalents at end of year	154,353	121,809	57,435
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0